John Hancock Balanced Fund Supplement dated August 21, 2008 to the current Class R, Class R1, Class R2, Class R3, Class R4, and Class R5 Prospectus

Under “Fund Summary”, under the Fund’s name, the information about the ticker symbols is amended and restated as follows:

Class/Ticker   R/JBARX     R1/JBAOX     R2/JBATX     R3/JBAHX     R4/JBAFX     R5/JBAVX